14. SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Jul. 19, 2018	Jun. 30, 2018
Convertible line of credit facility, funds borrowed		$ 203,561
Mr. Jay S. Potter [Member] | Restricted Stock [Member]
Share based compensation arrangement by share based payment award shares granted or vested	125,000
Share price	$ 0.15
Share based compensation arrangement by share based payment award shares granted or vested, value	$ 18,750